Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs. All significant intercompany transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of VIEs are eliminated upon consolidation. Results of subsidiaries, businesses acquired from other parties, VIEs and subsidiaries of VIEs are consolidated from the date on which control is transferred to the Company.

On May 26, 2011, the board of directors of the Company approved and adopted a share award scheme (the “2011 Share Award Scheme”) in which selected employees of the Group are entitled to participate. The Group has set up a trust (the “Share Award Scheme Trust”) for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest and are transferred to the employees as instructed by employees. As the Group has the power to govern the financial and operating policies of the Share Award Scheme Trust and derives benefits from the contributions of the employees who have been awarded the shares of the Company through their continued employment with the Group, the Share Award Scheme Trust are included in the consolidated financial statements and any ungranted and unvested shares held by the Share Award Scheme Trust not transferred to grantees are not considered legally issued and outstanding ordinary shares of the Company.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Management evaluates estimates, including but not limited to those related to the allowance for credit losses, useful lives of long-lived assets and intangible assets, impairment of long-lived assets and intangible assets, impairment of goodwill, valuation allowance for deferred tax assets, impairment and fair values of investments, and purchase price allocation relating to business combination, among others.

Foreign currency translation and transactions

The functional currency of the Company is the US$. The Company’s subsidiaries, VIEs and subsidiaries of VIEs determined their functional currency based on the criteria of ASC 830, Foreign Currency Matters. The Group uses RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included as a component of “Foreign exchange (losses)/gains” in the consolidated statements of comprehensive loss.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.9931 to US$1.00 on December 31, 2025 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combinations and noncontrolling interests

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss.

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the noncontrolling interest is classified as mezzanine equity. The Group accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income (loss) on the consolidated statements of comprehensive loss includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders (when applicable). The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests and mezzanine equity holders (when applicable) in the Group’s consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents consists of cash on hand, current and time deposits placed with financial institutions, which have original stated maturity of three months or less and unrestricted as to withdrawal and use.

Allowance for credit losses

The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, prepayments and other current assets and due from related parties, etc. and the estimated credit losses charged to the allowance is classified as “General and administrative” and “Other expenses” in the consolidated statements of comprehensive loss. The Group assesses collectability by reviewing assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Account receivables, net

Accounts receivable is recognized and carried at the original invoiced amount less an allowance for credit losses. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

Inventories

Inventories, primarily consisting of raw materials, work in progress and products available for sale, are stated at the lower of cost or net realizable value, and are recorded in “Prepayments and other current assets”. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write-downs the cost of inventories to the estimated net realizable value due to slow-moving and damaged inventories, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs of inventories are recorded in cost of revenues in the consolidated statements of comprehensive loss.

Short-term investments

Investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

Long-term investments

Long-term investments primarily consist of equity method investments, equity investments without readily determinable fair values and debt investments.

Equity Method Investments

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall unless the Group elects to account for the investment using the fair value option in accordance with ASC 825-10, Financial Instruments: Fair Value Option (“ASC 825”). The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnership in which the Group holds a three percent or greater interest. Where the equity method is used, the Group initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

The Group elected to account for an equity method investment under the fair value option at initial recognition, as the Group determined that fair value better represents the value of the underlying assets. Such election is irrevocable and can be applied to financial assets on an individual basis at initial recognition. Any changes in fair value are recognized in earnings in the consolidated statements of comprehensive loss.

Equity Investments without Readily Determinable Fair Values

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Debt Investments

The Group's debt investments include preferred stock redeemable merely by the passage of the time and at the option of the Group as a holder, which are accounted for as available-for-sale securities at fair value or under fair value option and convertible bonds measured at amortized cost.

Unrealized gains and losses of available-for-sale debt securities are recorded in other comprehensive income/(loss).

The Group elected to account certain debt investments under fair value option, which permits the irrevocable election on an instrument-by-instrument basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investment accounted for under the fair value option model are carried at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive loss.

Interest income from convertible bonds is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows.

Fair value measurements of financial instruments

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value.

Financial instruments primarily consist of cash and cash equivalents, short-term investments, accounts receivable, due from and due to related parties, other receivables, long-term investments, accounts payable and other current liabilities. The carrying amounts of these financial instruments, except for long-term investments approximate their fair values because of their generally short-term maturities.

The Group, with the assistance of independent third-party valuation firms, determined the estimated fair value of its equity investments using the measurement alternative based on observable price changes, investment with fair value option elected and long-term available for sale debt securities and determined the fair value of long-term investments, including equity investments using the measurement alternative and equity method investments upon impairment occurrence.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated primarily using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives are as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Depreciation for mold and tooling is computed using the units-of-production method whereby capitalized costs are amortized over the total estimated productive units of the related assets.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

The Group reviews estimated useful lives and residual values each year, the estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. As of December 31, 2024 and 2025, net carrying value of the Group's intangible assets with indefinite life is nil and nil, respectively.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset or an asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the asset or the asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or the asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or the asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or the asset group over its fair value.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of acquired businesses (Note 3). Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Group may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

When the Group performs the quantitative impairment test, the Group compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Revenue recognition

The Group generates its revenues primarily through internet business, AI and others. Revenue represents the amount of consideration the Group is entitled to upon the transfer of promised goods or services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Group recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Group also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements that include multiple performance obligations, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct in the context of contract. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct in the context of contract, it is combined with other promised goods or services until a distinct bundle of goods or services exists.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Group is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Generally, when the Group is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Group acts as the principal and revenue is recorded on a gross basis. Generally, when the Group is not primarily obligated in a transaction, does not bear the inventory risk and does not have the ability to establish the price, the Group acts as the agent and revenue is recorded on a net basis.

The Group provides sales incentives to customers which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers. The Group believes that there will not be significant changes to its estimate of variable consideration.

The following table presents the Group’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	109,339	184,655	212,474	30,383
Internet value-added services	340,795	332,533	402,807	57,601
AI and others
Advertising agency services	89,275	78,036	238,985	34,174
Multi-cloud Management Services	87,747	87,242	136,331	19,495
Sale and rental of robotic products	22,034	111,577	145,866	20,859
Technical, AI application services and others	20,313	12,834	13,981	1,999
Total consolidated revenues	669,503	806,877	1,150,444	164,511

(1) Internet business

Online advertising

Online advertising revenue is primarily derived from displaying advertisements for the Group’s customers on its online platforms including duba.com and other websites, browsers, PC and mobile applications. The Group mainly enters into cost for performance and cost per impression advertising agreements with customers. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions. For advertising contracts that charge on cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered based on the mutual agreement formed with customers.

Internet value-added services

The Group provides a range of online and on-premise software and applications designed to address users' needs in document processing, security protection, desktop personalization and AI-powered productivity for both individual and enterprise customers. Value-added services revenue are earned from the sale of membership packages and subscriptions, which grant customers ad-free use and exclusive access to premium features including file and data recovery, malicious pop-up interception, PDF conversion, automatic dynamic wallpaper rotation etc. These services are delivered directly to end users or distributed through external distributors, such as mobile application stores, and co-operation partners.

For services distributed through external distributors and partners, the Group evaluates whether it is acting as a principal or an agent. For arrangements where the Group is primarily responsible for fulfilling the service obligations to end users and retains control over the services delivered, the Group acts as the principal and revenue is recognized on a gross basis. For arrangements where the external distributor or partner is primarily responsible for fulfilling the transaction with end users, the Group acts as the agent and revenue is recognized on a net basis.

While providing online software services, the customers do not take possession of the software. The software license, when-and-if-available updates and related services are accounted for as a single performance obligation as the license, updates and services are inputs to a combined items in the contract. Upfront payment of membership fees and software subscription fees are recognized as deferred revenue in “Accrued expenses and other liabilities” and revenue is recognized ratably over the term or the expected service period of the respective service contracts as the services are provided.

While providing on-premise software, the license provides the customer with a right to use the software as it exists when made available to the customer. The Group sells specific version of the software to the customer, and provides post-contract services such as post-delivery telephone support and post-contract customer support for the customer. The on-premise software license and the post-contract services are accounted for a single performance obligation as post-contract services are mainly provided to answer questions about the use and the installation of the software which would not constitute a promise to a customer. Revenue is recognized upfront at the point in time when the software is made available to the customer. Software upgrades, such as version iteration, are additionally charged.

For the years ended December 31, 2023, 2024 and 2025, Internet business revenue recognized at a point in time was RMB151,236, RMB199,594 and RMB264,241 (US$37,786), respectively, and revenue recognized over time was RMB298,898, RMB317,594 and RMB351,040 (US$50,198), respectively.

(2) AI and others

Advertising agency services

The Group provides advertising agency services by arranging advertisers to purchase various advertisement products from certain online networks. The Group acts as an agent in such services and revenue is recognized on a net basis by netting rebates provided to the advertisers with the online network performance-based commissions. The revenue is estimated by the Group based on the real-time advertising performance results provided by the online networks and the commission rates pre-determined in contracts signed with relevant online networks and is recognized at a point in time when the advertisement products are delivered by the online networks. There was no significant difference between the Group’s estimates and the subsequent periodic invoices provided by the online network for all the periods presented. Receivables from advertising agency services were included in other receivables from advertisers in “Prepayments and other current assets” and payable to online networks were included in payable to online advertising platforms as agency in “Accrued expenses and other current liabilities” on the consolidated balance sheets.

Multi-Cloud Management services

The Group provides multi-cloud management services through cloud management platform. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide integrated technical cloud-based solution or sell cloud resources to customers. Revenue is recognized over time when related solutions or resources are provided to customers. The Group evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent. This determination is reviewed for each specified service provided to the customer and may involve significant judgment. In certain cases, the Group concludes that it controls the solutions and resources before they are transferred to end customers, as the Group integrates the cloud resources with its technical expertise to provide ongoing customized cloud-based solutions, is primarily responsible for the fulfillment, and has inventory risk before the specified solutions and resources have been transferred to the customers and revenue is recognized on a gross basis. In other cases, the Group acts as a reseller of cloud resources and during which the Group acts as an agent to arrange for the resources to be provided by third parties and revenue is recognized on a net basis.

Sale and rental of robotic products

The Group generates revenue from sales and rental of robotic products. The Group recognizes revenue generally at a point in time when the robotic products are delivered to customers. The Group provides standard warranty on all robotic products sold, which is not a separate performance obligation as it is intended to provide greater quality assurance to customers. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of robotic products to a customer. The consideration for sale of robotic products are normally paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the amount relating to those unperformed obligations. As set out in Note 2 “Lease, as of a Lessor”, rental revenue of robotic products is recognized under ASC 842.

Technical, AI application services and others

The group provides other services including technical support, extended time warranty, maintenance service, AI data and AI solution services etc. to customers. Such revenue are recognized ratably over the term of the arrangement or at a point of time upon service delivered.

Deferred revenue

The contract liabilities consist of deferred revenue, which represent the cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. Balances of deferred revenue, which included in “Accrued expenses and other liabilities”, were RMB306,204 and RMB292,211 (US$41,786) as of December 31, 2024 and December 31, 2025, respectively. The decrease in deferred revenue as compared to the year ended December 31, 2024 is a result of the decrease in prepaid fees received from membership services. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB106,333, RMB101,566 and RMB142,763 (US$20,415) for the years ended December 31, 2023, 2024 and 2025, respectively.

Cost of revenues

Cost of revenues primarily consists of traffic acquisition cost, bandwidth and cloud service costs, channel and sharing costs, salaries and benefits, share-based compensation expenses, depreciation of equipment, amortization of intangible assets and cost of robotic products sold, including direct materials, external processing fee, depreciation and amortization of assets associated with the production and reserves for estimated warranty expenses.

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, staff costs, share-based compensation expenses and other related incidental expenses that are incurred directly to attract or retain users and customers for the Group’s websites, applications, software, online platforms and products. Advertising and promotional expenses are expensed when incurred. For the years ended December 31, 2023, 2024 and 2025, advertising and promotional expenses were RMB127,790, RMB188,790 and RMB201,880 (US$28,868), respectively.

Research and development expenses

Research and development (“R&D”) consist primarily of employee costs and rental expenses related to personnel engaged in R&D activities, design and development expenses with new technology, materials and supplies, depreciation and amortization expenses and other R&D related expenses. The Group expenses these costs as incurred, unless such costs qualify for capitalization as software development costs, including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. Capitalized software development costs were not material for all periods presented.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments, for operating a business in their jurisdictions or conducting research and development projects pursuant to specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating feature and with no further conditions to be met, the amounts are recorded in “Other income” when received; for the government subsidies with operating feature and with no further conditions or specific use requirements to be met, the amounts are recorded in “Other operating income” when received; and for the government subsidies related to research and development projects, the amounts are recorded in others in “Accrued expenses and other liabilities” when received and will be offset against “Research and development” expenses over the project period when no further conditions are to be met.

Leases

As a lessee

The Group recognizes in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group applies practical expedient of the short-term lease exemption. Lease expenses for such lease is recorded on a straight-line basis over the lease term. For operating leases, the Group elected the practical expedient not to separate lease and non-lease components for the underlying assets and recognizes right-of-use assets and lease liabilities based on the present value of the lease payments over the lease term at the lease commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options.

As a lessor

The Group provides robot leasing services to customers under operating lease. The Group recognizes the lease payments as robot leasing income in profit or loss over the lease term on a straight-line basis. The robot operating leasing income was immaterial for the years ended December 31, 2023, 2024 and 2025.

The Group classifies a lease as a sales-type lease when the lease term covers the major part of the remaining economic life of the underlying asset. For a sales-type lease, the Group derecognizes the underlying asset and recognizes a net investment in the lease, comprising the lease receivable and any unguaranteed residual value. Interest income on the net investment is recognized over the lease term using the effective interest method. The finance lease receivables related to robotic products were immaterial as of December 31, 2025.

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements.

Income taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets netted off by deferred tax liability if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other non-current liabilities in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “Income tax expenses”, in the consolidated statements of comprehensive loss.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation: Overall.

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and non-employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and for awards with performance conditions if it is probable that the performance condition will be achieved. The Group account for forfeitures as they occur, if required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expenses relating to those awards are reversed. The Group, with the assistance of an independent third-party valuation firm determined the fair value of the share-based awards granted to employees and non-employees, if applicable. The binomial tree option pricing model was applied in determining the estimated fair value of the awards.

A change in any of the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based award, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings (loss) per share

Earnings (Loss) per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss), accretion of the redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries are allocated to ordinary shares based on their participating rights in the undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the vesting of restricted shares and the exercising of option using the treasury stock method. The computation of the dilutive earnings (loss) per share of Class A ordinary share assumes the conversion of Class B ordinary shares. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects are anti-dilutive.

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Group evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the chief executive officer. The Group has two reportable segments: internet business and AI and others. The Group consolidated Beijing OrionStar since November 30, 2023 and UFACTORY since July 29, 2025, and reported the results of Beijing OrionStar and UFACTORY in the AI and others segment based on the information reviewed by CODM.

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash, short-term investments, available-for-sale debt securities, accounts receivable and other receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2025, the Group has RMB1,516,152 (US$216,807) in cash and cash equivalents and short-term investments, and 41.5% and 58.5% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Group may be unlikely to claim its deposits back in full.

Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over principal and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable and other receivables are both typically unsecured and are derived from revenue earned from customers or cash receivables due from advertisers. Amounts due from related parties are typically unsecured and arise from revenue transactions with, and loans provided to related parties. The risk is mitigated by the Group's ongoing credit evaluations of its customers' and related parties’ financial conditions and continuous monitoring of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth and risks related to outbreaks of epidemics, such as COVID-19.

For the year ended December 31, 2023, 2024 and 2025, approximately 13%, 10% and 21% of the Group's total revenue was derived from a third-party advertising platform in the AI and others segment.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties. Internet related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, unless otherwise permitted under applicable pilot measures in designated regions, foreign investors' participation in Internet Content Provider ("ICP") businesses in China is subject to restrictions under applicable PRC laws and regulations, including limitations on foreign ownership.

Currency convertibility risk

A significant portion of the Group’s operating activities as well as the assets and liabilities are denominated in RMB which is not freely convertible into foreign currencies. The Group’s financing activities are denominated in US$. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of PRC (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

While the Group’s reporting currency is RMB, a portion of the Group’s revenues and costs are generated and denominated in US$. As a result, the Group is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between U.S. dollar and RMB. If the US$ depreciates against the RMB, the value of the Group’s US$ revenues expressed in the RMB financial statements will decline. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The depreciation of the RMB against US$ was approximately 2.94%, 2.81% for the years ended December 31, 2023, 2024 and appreciated by 4.19% for the years ended December 31, 2025. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

Newly adopted accounting standard updates

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Group adopted ASU No. 2023-09 on January 1, 2025 on a prospective basis. The ASU requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as additional information on income taxes paid. The adoption of this guidance resulted in enhanced disclosures in the Group's income tax footnote but did not have a material impact on the Group's consolidated financial statements.

Recently issued accounting pronouncements

In November 2024, the FASB issued ASU No.2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The guidance can be applied either prospectively or retrospectively. Early adoption is permitted. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Group does not expect to adopt the update early and is evaluating the impact on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326). ASU 2025-05 provide a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU 2025-05 early and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.